Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Revenues and earnings (loss), including gain on disposition, before and after tax from the discontinued Hawaii Business for the years ended December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
	(In millions)
Revenues	$—	$2,159	$3,165

Loss from discontinued operations, before tax (a)	$(46)	$(47)	$(218)
Gain on sale of Hawaii Business, before tax (b)	—	81	—
Total earnings (loss) from discontinued operations, before tax	(46)	34	(218)
Income tax expense (benefit)	(17)	14	(85)
Earnings (loss) from discontinued operations, net of tax	$(29)	$20	$(133)
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(a)	Includes charges totaling $42 million related to regulatory improvements we are obligated to make at the at the Hawaii refinery to resolve the Clean Air Act matters discussed in Note 17.

(b)	Gain on sale of the Hawaii Business includes a $17 million curtailment gain related to the remeasurement of our pension and other postretirement benefit obligations recognized during 2013.

Cash flows related to the Hawaii Business have been combined with the cash flows from continuing operations in the statements of consolidated cash flows for all three years presented. Cash flows from (used in) operating and investing activities are summarized as follows (in millions):

	2014	2013	2012
Cash Flows From (Used in):
Operating activities	$(3)	$71	$193
Investing activities	$—	$537	$(19)